VEG-Q3

Quarterly Report
September 30, 2025
MFS®  Growth Series

MFS® Variable Insurance Trust

Portfolio of Investments
9/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Aerospace & Defense – 3.2%
Curtiss-Wright Corp.	9,186	$4,987,447
General Electric Co.	109,115	32,823,974
Howmet Aerospace, Inc.	178,767	35,079,448
		$72,890,869
Broadcasting – 3.7%
Netflix, Inc. (a)	43,140	$51,721,409
Spotify Technology S.A. (a)	45,206	31,553,788
		$83,275,197
Brokerage & Asset Managers – 3.1%
Ares Management Co.	90,816	$14,520,571
KKR & Co., Inc.	256,617	33,347,379
LPL Financial Holdings, Inc.	22,442	7,466,229
NASDAQ, Inc.	160,976	14,238,327
		$69,572,506
Business Services – 1.3%
CoStar Group, Inc. (a)	128,783	$10,865,422
TransUnion	132,108	11,068,008
Verisk Analytics, Inc., “A”	33,345	8,386,601
		$30,320,031
Computer Software – 21.8%
AppLovin Corp. (a)	37,742	$27,119,137
Atlassian Corp. (a)	48,879	7,805,976
Autodesk, Inc. (a)	108,296	34,402,391
Cadence Design Systems, Inc. (a)	87,162	30,616,524
CrowdStrike Holdings, Inc. (a)	23,019	11,288,057
Datadog, Inc., “A” (a)	54,910	7,819,184
Figma, Inc. (a)(l)	3,398	176,254
Guidewire Software, Inc. (a)	53,384	12,270,846
Intuit, Inc.	12,856	8,779,491
Microsoft Corp.	627,583	325,056,615
SAP SE	33,883	9,083,749
ServiceNow, Inc. (a)	8,025	7,385,247
Synopsys, Inc. (a)	31,154	15,371,072
		$497,174,543
Computer Software - Systems – 7.6%
Apple, Inc.	551,796	$140,503,815
Arista Networks, Inc. (a)	120,058	17,493,651
Shopify, Inc. (a)	104,647	15,551,591
		$173,549,057
Construction – 0.5%
Vulcan Materials Co.	39,966	$12,294,341
Consumer Services – 0.5%
Uber Technologies, Inc. (a)	104,698	$10,257,263
Electrical Equipment – 3.3%
Amphenol Corp., “A”	350,850	$43,417,687
Eaton Corp. PLC	85,599	32,035,426
		$75,453,113

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 18.3%
Broadcom, Inc.	174,207	$57,472,631
KLA Corp.	13,778	14,860,951
NVIDIA Corp.	1,747,540	326,056,013
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	67,412	18,827,498
		$417,217,093
Energy - Renewables – 1.8%
GE Vernova, Inc.	65,088	$40,022,611
Gaming & Lodging – 0.9%
Hilton Worldwide Holdings, Inc.	80,139	$20,791,262
Insurance – 0.4%
Arthur J. Gallagher & Co.	26,227	$8,123,551
Interactive Media Services – 11.0%
Alphabet, Inc., “A”	445,599	$108,325,117
Meta Platforms, Inc., “A”	192,639	141,470,229
		$249,795,346
Leisure & Toys – 0.8%
Take-Two Interactive Software, Inc. (a)	71,097	$18,368,621
Machinery & Tools – 1.1%
Caterpillar, Inc.	14,520	$6,928,218
Trane Technologies PLC	44,085	18,602,107
		$25,530,325
Major Banks – 0.3%
Goldman Sachs Group, Inc.	9,902	$7,885,458
Medical & Health Technology & Services – 0.4%
Veeva Systems, Inc. (a)	31,104	$9,266,193
Medical Equipment – 4.2%
Abbott Laboratories	122,636	$16,425,866
Boston Scientific Corp. (a)	253,233	24,723,137
Danaher Corp.	22,330	4,427,146
DexCom, Inc. (a)	87,424	5,882,761
Medtronic PLC	174,095	16,580,808
Thermo Fisher Scientific, Inc.	55,318	26,830,336
		$94,870,054
Natural Gas - Pipeline – 0.7%
Cheniere Energy, Inc.	71,966	$16,910,571
Other Banks & Diversified Financials – 4.2%
Mastercard, Inc., “A”	132,007	$75,086,901
Moody's Corp.	26,116	12,443,752
Visa, Inc., “A”	21,031	7,179,563
		$94,710,216
Real Estate – 0.4%
CBRE Group, Inc., “A” (a)	60,013	$9,455,648
Restaurants – 0.6%
Starbucks Corp.	171,874	$14,540,540

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 0.5%
Linde PLC	23,168	$11,004,800
Specialty Stores – 7.1%
Amazon.com, Inc. (a)	672,306	$147,618,229
O'Reilly Automotive, Inc. (a)	127,614	13,758,065
		$161,376,294
Tobacco – 1.0%
Philip Morris International, Inc.	142,543	$23,120,475
Utilities - Electric Power – 0.8%
Vistra Corp.	97,459	$19,094,167
Total Common Stocks		$2,266,870,145
Mutual Funds (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 4.19% (v)	12,745,942	$12,747,217
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.09% (j)	162,750	$162,750

Other Assets, Less Liabilities – (0.1)%		(2,467,498)
Net Assets – 100.0%		$2,277,312,614

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $12,747,217 and
$2,267,032,895, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,191,853,519	$—	$—	$2,191,853,519
Sweden	31,553,788	—	—	31,553,788
Taiwan	18,827,498	—	—	18,827,498
Canada	15,551,591	—	—	15,551,591
Germany	—	9,083,749	—	9,083,749
Investment Companies	12,909,967	—	—	12,909,967
Total	$2,270,696,363	$9,083,749	$—	$2,279,780,112
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$11,152,490	$247,198,203	$245,597,993	$(3,341)	$(2,142)	$12,747,217

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$636,002	$—